Inventories (Details) (USD $) In Thousands	Jul. 29, 2011	Oct. 29, 2010
Inventories [Abstract]
Finished goods	$ 749,532	$ 503,356
Work in process and purchased parts	289,561	183,658
Raw materials	201,096	77,931
Inventories	$ 1,240,189	$ 764,945